Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flow information
Loss before income tax	£ (46,985,000)	£ (39,664,000)	£ (130,724,000)
Depreciation	20,631,000	17,002,000	16,526,000
Amortization	211,813,000	196,373,000	190,123,000
Profit on disposal of intangible assets	(46,881,000)	(48,742,000)	(37,422,000)
Net finance costs	69,620,000	21,234,000	61,371,000
Non-cash employee benefit expense - equity-settled share-based payments	243,000	658,000	875,000
Foreign exchange losses on operating activities	3,638,000	3,594,000	2,041,000
Reclassified from hedging reserve	(159,000)	(1,322,000)
Changes in working capital:
Inventories	832,000	(9,510,000)	(378,000)
Prepayments	509,000	113,000	(1,726,000)
Contract assets - accrued revenue	(7,635,000)	20,250,000	3,554,000
Trade receivables	25,278,000	(86,244,000)	2,358,000
Other receivables	12,577,000	(10,959,000)	7,193,000
Contract liabilities - deferred revenue	2,088,000	7,430,000	27,692,000
Trade and other payables	(26,403,000)	28,995,000	(18,904,000)
Provisions	(2,982,000)	8,290,000	(5,118,000)
Cash generated from operations	216,184,000	107,498,000	117,461,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	(19,672,000)	25,974,000	13,817,000
Increase/(decrease) in changes in trade and other payables	£ (64,226,000)	£ 110,686,000	£ 46,215,000